Acquisitions and License Agreements (Additional Information) (Details) - USD ($)					3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 22, 2025	Aug. 30, 2024	Jun. 14, 2022	May 31, 2022	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Feb. 28, 2025	Jun. 18, 2024	Jun. 11, 2024	Sep. 25, 2023	Sep. 21, 2023
Business Acquisition [Line Items]
Royalty expenses					$ 100,000	$ 100,000	$ 200,000	$ 100,000	$ 300,000	$ 26,000
Payment to acquire license							1,000,000		0
Accrued Royalty Payables							$ 100,000	100,000	$ 100,000	$ 5,000
Common Stock, Shares, Issued					7,585,446		7,585,446		6,951,622			3,250,000	3,250,000	13,562	8,500,000
Common Stock, Par or Stated Value Per Share					$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Deferred Offering Costs					$ 6,000,000		$ 6,000,000
Sponsor Interest Purchase Agreement [Member]
Business Acquisition [Line Items]
Common Stock, Shares, Issued		8,571
Business Combination, Consideration Transferred		$ 2,000,000,000
Common Stock, Par or Stated Value Per Share		$ 0.0001
Purchase Of Shares		500,000
Gloperba Rest of World License Agreement [Member]
Business Acquisition [Line Items]
Revenue, Remaining Performance Obligation, Percentage											50.00%
Elyxyb Rest of World License Agreement [Member]
Business Acquisition [Line Items]
Revenue, Remaining Performance Obligation, Percentage											50.00%
ZTlido Rest of World License Agreement [Member]
Business Acquisition [Line Items]
Percentage of Lidocaine Topical System	1.80%
Aggregate Payment Of Company	$ 200,000
Patents [Member] | Sorrento [Member]
Business Acquisition [Line Items]
Payment upon the achievement of net sales				$ 20,000,000
Amount due for New Drug Application				$ 3,000,000
Scilex Pharma [Member] | ZTlido Rest of World License Agreement [Member]
Business Acquisition [Line Items]
Revenue, Remaining Performance Obligation, Percentage	50.00%
License Agreement
Business Acquisition [Line Items]
Development milestones payment was recognized under other long-term liabilities					$ 200,000		200,000		$ 200,000	$ 200,000
Royalty expenses							$ 500,000		500,000
License Agreement | Romeg License Agreement [Member]
Business Acquisition [Line Items]
Up-front license fee			$ 2,000,000
Payment upon the achievement of net sales			13,000,000
Payments for royalties			150,000
Non-Refundable, Non-Creditable Payment			$ 700,000
Transfer of Common Stock Shares			22,267
Intangible asset			$ 5,700,000
Deferred consideration			$ 3,700,000
Royalty expenses								$ 200,000	600,000	300,000
Contingent consideration, liability									$ 0	$ 0